Prepayments and other assets	12 Months Ended
Dec. 31, 2024
Prepayments And Other Assets
Prepayments and other assets

7. Prepayments and other assets

Prepayment and other current assets consist of the following:

	As of December 31,
	2023	2024
Value-added tax receivable	102,528	75,878
Prepayment for the third parties	6,225	6,667
Loans and advance to employees	8,892	4,411
Lease deposits-current portion	2,048	2,048
Deposits	9,402	2,912
Cooperation service fee – current portion	1,240	-
Others	7,598	8,130
Total	137,933	100,046
Other non-current assets:
Long-term lease deposits	666	750
Total	666	750